INCOME TAXES (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 19, 2018
Allowance for doubtful accounts	$ 1,575,015		$ 1,702,743
Accrued expenses			3,100
Gain on extinguishment of debt	1,004,124	$ 445,636	606,667	$ 942,029
Goodwill	$ 49,697		49,697	49,697	$ 49,697
Deferred Income Taxes [Member]
Net operating loss carryforward			4,515,900	1,494,424
Capital loss carryforward			801,744	801,744
Section 163(j) carryforward			0	0
Nonqualified Stock Options			96,104	170,297
Foreign exchange			13,438	0
Allowance for doubtful accounts			374,604	0
Accrued expenses			528,895	7,389
Mark to market adjustment to securities			358,761	357,829
Lease liability			253,620	247,797
Gain on extinguishment of debt			0	179,958
Depreciation			(6,765)	4,226
Total Deferred tax assets			6,936,211	3,263,664
Intangibles			(8,139)	(10,729)
Inventory			(14,728)	0
Right of use asset			(243,207)	(253,818)
Goodwill			(10,979)	(14,473)
Total Deferred tax liabilities			(277,053)	(279,020)
Valuation allowance			(5,808,384)	(2,806,214)
Net deferred tax assets (liabilities)			$ 850,774	$ 178,430